LONG TERM LOAN (Details) ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 25, 2014 CNY (¥)	Jun. 27, 2014 CNY (¥)	Sep. 25, 2014 item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 21, 2014
Debt Instrument [Line Items]
Principal of long-term loan				¥ 81,540	¥ 60,000
Unsecured loan
Future installment repayment
2016						$ 1,108	¥ 7,180
2017						670	4,340
Total						$ 1,778	¥ 11,520
Bank of Jiangsu | Unsecured loan
Debt Instrument [Line Items]
Number of unsecured loans borrowed | item			2
Interest rate (as a percent)						7.80%	7.80%	7.995%
Bank of Jiangsu | Unsecured loan one
Debt Instrument [Line Items]
Principal of long-term loan		¥ 17,040
Bank of Jiangsu | Unsecured loan two
Debt Instrument [Line Items]
Principal of long-term loan	¥ 4,500